Derivative financial instruments - Disclosure of effect on the reserves as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ (7,235)	£ (853)
Currency translation movements	40	(20)
Hedging gains/(losses) for the year	4,407	(9,032)
Amounts reclassified in relation to cash flows affecting profit or loss	423	339	£ (1,173)
Tax	(1,342)	2,331	1,025
Reserve of cash flow hedges, end of period	(3,707)	(7,235)	(853)
Reconciliation of currency translation reserve
Currency translation reserve, beginning of period	4,772	2,740
Currency translation movements	(1,942)	3,513
Hedging gains/(losses) for the year	826	(1,539)
Amounts reclassified in relation to cash flows affecting profit or loss	6	58
Tax	9	0	0
Currency translation reserve, end of period	£ 3,671	£ 4,772	£ 2,740